COMMITMENTS AND CONTINGENCIES	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES	Note 6 – Commitments and contingencies The Group did not have other significant capital commitments or significant guarantees as of June 30, 2023 and 2022, respectively.		NOTE 6 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2022.
National Holdings Investments Ltd [Member]
COMMITMENTS AND CONTINGENCIES		NOTE 12 – COMMITMENTS AND CONTINGENCIES The Company did not have any contractual commitments as of December 31, 2022.